Intangible Assets and Goodwill, Net - Assumptions used in fair value calculations of goodwill and intangible assets (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Intangible Assets and Goodwill, Net
Percentage of discount rate change required for the carrying amount to equal the recoverable amount	3.60%
Percentage of long-term rate change required for the carrying amount to equal the recoverable amount	(14.00%)
Minimum | Other Businesses
Intangible Assets and Goodwill, Net
Long-term growth rate (as a percentage)	1.00%	3.50%
Discount rate (as a percentage)	14.30%	14.60%
Minimum | Cable
Intangible Assets and Goodwill, Net
Long-term growth rate (as a percentage)	3.50%	3.50%
Discount rate (as a percentage)	11.00%	10.90%
Maximum | Other Businesses
Intangible Assets and Goodwill, Net
Long-term growth rate (as a percentage)	5.90%	3.50%
Discount rate (as a percentage)	14.60%	15.60%
Maximum | Cable
Intangible Assets and Goodwill, Net
Long-term growth rate (as a percentage)	3.50%	3.50%
Discount rate (as a percentage)	11.50%	11.20%